Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Emerging Markets Portfolio

March 31, 2019

VIPEM-QTLY-0519
1.864819.111

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Belgium - 0.9%
Umicore SA	78,691	$3,494,674
Bermuda - 1.0%
Credicorp Ltd. (United States)	16,476	3,953,416
Brazil - 8.2%
BM&F BOVESPA SA	554,600	4,549,721
Equatorial Energia SA	174,200	3,559,324
Localiza Rent A Car SA	436,500	3,685,671
Lojas Renner SA	380,500	4,256,554
Notre Dame Intermedica Participacoes SA	346,307	2,901,112
Rumo SA (a)	757,700	3,705,915
Suzano Papel e Celulose SA	301,000	3,578,620
Vale SA sponsored ADR	535,500	6,993,630

TOTAL BRAZIL		33,230,547

Cayman Islands - 14.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	119,100	21,729,795
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	59,000	5,315,310
Shenzhou International Group Holdings Ltd.	351,900	4,715,938
TAL Education Group ADR (a)	129,200	4,661,536
Tencent Holdings Ltd.	510,400	23,472,174

TOTAL CAYMAN ISLANDS		59,894,753

Chile - 1.9%
Banco Santander Chile sponsored ADR	123,700	3,680,075
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (b)	108,500	4,170,740

TOTAL CHILE		7,850,815

China - 9.9%
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	290,200	3,748,533
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	793,747	3,442,462
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (A Shares)	228,020	4,430,594
Kweichow Moutai Co. Ltd. (A Shares)	35,953	4,574,385
Midea Group Co. Ltd. (A Shares)	552,224	4,009,189
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	752,000	8,466,180
Shanghai International Airport Co. Ltd. (A Shares)	402,600	3,727,861
Shenzhen Inovance Technology Co. Ltd. (A Shares) (c)	944,582	3,691,329
Wuliangye Yibin Co. Ltd. (A Shares)	309,759	4,384,220

TOTAL CHINA		40,474,753

France - 4.4%
Dassault Systemes SA	24,600	3,663,243
Hermes International SCA	5,227	3,448,844
Kering SA	6,430	3,687,210
LVMH Moet Hennessy - Louis Vuitton SA	10,159	3,741,902
Pernod Ricard SA	18,600	3,338,328

TOTAL FRANCE		17,879,527

Hong Kong - 1.0%
AIA Group Ltd.	392,000	3,919,910
India - 11.9%
Asian Paints Ltd.	186,472	4,023,224
Axis Bank Ltd. (a)	463,400	5,206,008
Dabur India Ltd.	116,517	688,475
Godrej Consumer Products Ltd.	390,864	3,875,590
HDFC Bank Ltd.	120,960	4,063,969
Housing Development Finance Corp. Ltd.	243,750	6,934,465
Infosys Ltd. sponsored ADR	563,000	6,153,590
Kotak Mahindra Bank Ltd.	198,907	3,836,690
Reliance Industries Ltd.	403,486	7,950,456
Tata Consultancy Services Ltd.	191,700	5,546,236

TOTAL INDIA		48,278,703

Indonesia - 2.3%
PT Bank Central Asia Tbk	2,399,500	4,675,992
PT Bank Rakyat Indonesia Tbk	15,896,300	4,615,656

TOTAL INDONESIA		9,291,648

Ireland - 0.9%
Accenture PLC Class A	20,600	3,626,012
Japan - 1.7%
Hoya Corp.	48,900	3,224,850
Keyence Corp.	5,900	3,671,596

TOTAL JAPAN		6,896,446

Korea (South) - 3.6%
LG Household & Health Care Ltd.	4,035	5,025,794
Samsung Electronics Co. Ltd.	245,971	9,653,764

TOTAL KOREA (SOUTH)		14,679,558

Netherlands - 2.6%
ASML Holding NV (Netherlands)	18,200	3,420,685
Unilever NV (Certificaten Van Aandelen) (Bearer)	59,000	3,439,784
Yandex NV Series A (a)	109,400	3,756,796

TOTAL NETHERLANDS		10,617,265

Philippines - 1.9%
Ayala Land, Inc.	4,499,000	3,834,569
SM Prime Holdings, Inc.	5,287,900	4,005,072

TOTAL PHILIPPINES		7,839,641

Russia - 5.1%
Alrosa Co. Ltd.	2,553,600	3,596,795
Lukoil PJSC sponsored ADR	74,000	6,630,400
NOVATEK OAO GDR (Reg. S)	27,410	4,698,074
Sberbank of Russia	1,851,400	6,047,765

TOTAL RUSSIA		20,973,034

South Africa - 5.8%
Capitec Bank Holdings Ltd.	40,300	3,770,569
FirstRand Ltd.	1,041,800	4,545,905
Mondi Ltd.	153,963	3,401,565
Naspers Ltd. Class N	51,168	11,924,275

TOTAL SOUTH AFRICA		23,642,314

Spain - 0.8%
Amadeus IT Holding SA Class A	43,200	3,460,015
Sweden - 0.9%
Hexagon AB (B Shares)	66,700	3,485,916
Switzerland - 0.9%
Sika AG	25,776	3,600,745
Taiwan - 5.4%
E.SUN Financial Holdings Co. Ltd.	5,129,000	3,947,430
Taiwan Semiconductor Manufacturing Co. Ltd.	2,274,000	18,189,878

TOTAL TAIWAN		22,137,308

United Arab Emirates - 1.1%
National Bank of Abu Dhabi PJSC	1,047,400	4,351,394
United Kingdom - 1.0%
NMC Health PLC	142,600	4,242,059
United States of America - 6.8%
Adobe, Inc. (a)	13,500	3,597,615
MasterCard, Inc. Class A	15,100	3,555,295
MercadoLibre, Inc. (a)	5,300	2,690,969
Microsoft Corp.	30,400	3,585,376
Moody's Corp.	19,900	3,603,691
Thermo Fisher Scientific, Inc.	12,800	3,503,616
TransDigm Group, Inc. (a)	8,000	3,631,920
Visa, Inc. Class A	22,900	3,576,751

TOTAL UNITED STATES OF AMERICA		27,745,233

TOTAL COMMON STOCKS
(Cost $285,413,432)		385,565,686

Nonconvertible Preferred Stocks - 3.4%
Brazil - 3.4%
Itau Unibanco Holding SA	736,730	6,478,505
Petroleo Brasileiro SA - Petrobras sponsored ADR	460,100	7,324,792
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $11,152,232)		13,803,297

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 2.48% (d)	9,781,194	9,783,150
Fidelity Securities Lending Cash Central Fund 2.48% (d)(e)	4,153,317	4,153,733
TOTAL MONEY MARKET FUNDS
(Cost $13,936,883)		13,936,883
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $310,502,547)		413,305,866
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(6,214,287)
NET ASSETS - 100%		$407,091,579

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,393
Fidelity Securities Lending Cash Central Fund	115,096
Total	$143,489

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.